Current Tax and Deferred Taxes (Details) - Schedule of Tax Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense:
Current year taxes	$ 268,318	$ 369,711	$ 250,155
Tax from previous period	620	2,931	3,014
Subtotal	268,938	372,642	253,169
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	44,545	(91,001)	20,163
Subtotal	44,545	(91,001)	20,163
Others	8,631	7,568	2,637
Net charge to income for income taxes	$ 322,114	$ 289,209	$ 275,969